Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net loss attributable to shareholders of Santech Holdings Ltd.	$ (743)	$ (3,469)	$ (6,272)
Weighted average number outstanding:
Weighted average number outstanding - Basic	56,000,000	56,000,000	56,000,000
Weighted average number outstanding - Diluted	56,000,000	56,000,000	56,000,000
Loss per share - Basic	$ (0.01)	$ (0.06)	$ (0.11)
Loss per share - diluted	$ (0.01)	$ (0.06)	$ (0.11)
ADS
Weighted average number outstanding:
Weighted average number outstanding - Basic	28,000,000	28,000,000	28,000,000
Weighted average number outstanding - Diluted	28,000,000	28,000,000	28,000,000
Loss per share - Basic	$ (0.03)	$ (0.12)	$ (0.22)
Loss per share - diluted	$ (0.03)	$ (0.12)	$ (0.22)